UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2005
                         ---------------

Date of reporting period:  MAY 31, 2005
                           ------------


ITEM 1. SCHEDULE OF INVESTMENTS.

LIGHTHOUSE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS AT MAY 31, 2005 (UNAUDITED)

   SHARES                                                          VALUE
   ------                                                          -----
COMMON STOCKS: 75.9%
CAPITAL GOODS: 2.0%
     8,950  American Superconductor Corp.*<F1>                  $    79,207
    13,200  Sypris Solutions, Inc.                                  139,128
                                                                -----------
                                                                    218,335
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES: 5.1%
     7,100  Career Education Corp.*<F1>                             246,157
    11,100  Corinthian Colleges, Inc.*<F1>                          171,606
     3,800  Republic Services, Inc.                                 134,824
                                                                -----------
                                                                    552,587
                                                                -----------
CONSUMER DURABLES & APPAREL: 3.6%
     3,500  Jones Apparel Group, Inc.                               111,685
     3,600  K-Swiss, Inc. - Class A                                 115,560
     6,900  Tempur-Pedic International, Inc.*<F1>                   160,977
                                                                -----------
                                                                    388,222
                                                                -----------
DIVERSIFIED FINANCIALS: 1.2%
     4,600  Federated Investors, Inc. - Class B                     136,206
                                                                -----------
ENERGY: 8.2%
     1,550  Anadarko Petroleum Corp.                                117,335
     2,650  Frontline, Ltd.#<F2>                                    115,143
    12,000  GMX Resources, Inc.*<F1>                                145,680
     4,350  National Oilwell Varco, Inc.*<F1>                       195,750
     2,700  Pogo Producing Co.                                      133,488
       927  Ship Finance International, Ltd.#<F2>                    17,928
     6,200  Ultra Petroleum Corp.*<F1>#<F2>                         168,702
                                                                -----------
                                                                    894,026
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES: 6.4%
     5,400  Amsurg Corp. - Class A*<F1>                             145,584
     4,300  Apria Healthcare Group, Inc.*<F1>                       135,450
     3,325  Caremark Rx, Inc.*<F1>                                  148,495
     2,900  Hologic, Inc.*<F1>                                      106,749
     5,100  Icon PLC - Sponsored ADR*<F1>                           154,326
                                                                -----------
                                                                    690,604
                                                                -----------
HOTELS RESTAURANTS & LEISURE: 1.7%
     2,660  CEC Entertainment, Inc.*<F1>                            107,863
     6,050  Navigant International, Inc.*<F1>                        76,593
                                                                -----------
                                                                    184,456
                                                                -----------
HOUSEHOLD & PERSONAL PRODUCTS: 1.5%
     7,300  NBTY, Inc.*<F1>                                         162,352
                                                                -----------
INSURANCE: 5.6%
     4,550  The Allstate Corp.                                      264,810
    11,700  Clark, Inc.                                             169,650
     4,550  The St. Paul Travelers Cos., Inc.                       172,354
                                                                -----------
                                                                    606,814
                                                                -----------
MEDIA: 6.1%
     5,700  Clear Channel Communications, Inc.                      166,611
     3,150  R.H. Donnelley Corp.*<F1>                               193,662
     6,200  Univision Communications, Inc. - Class A*<F1>           164,982
     4,100  Viacom, Inc. - Class B                                  140,589
                                                                -----------
                                                                    665,844
                                                                -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 5.4%
     3,700  Celgene Corp.*<F1>                                      156,658
     6,800  Epix Pharmaceuticals, Inc.*<F1>                          53,924
    17,400  Isis Pharmaceuticals, Inc.*<F1>                          63,684
     8,800  Ligand Pharmaceuticals, Inc. - Class B*<F1>              51,392
     6,100  NPS Pharmaceuticals, Inc.*<F1>                           70,577
    10,700  Salix Pharmaceuticals, Ltd.*<F1>                        187,357
                                                                -----------
                                                                    583,592
                                                                -----------
RETAILING: 6.4%
    13,500  Cache, Inc.*<F1>                                        176,580
    14,700  Casual Male Retail Group, Inc.*<F1>                     103,635
    14,850  Charlotte Russe Holding, Inc.*<F1>                      177,458
     7,800  Christopher & Banks Corp.                               142,740
     5,500  West Marine, Inc.*<F1>                                   91,245
                                                                -----------
                                                                    691,658
                                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 5.2%
     2,950  Analog Devices, Inc.                                    109,386
    12,000  Brillian Corp.*<F1>                                      37,440
     4,000  Diodes, Inc.*<F1>                                       133,000
     2,725  International Rectifier Corp.*<F1>                      130,200
     7,000  Omnivision Technologies, Inc.*<F1>                      110,740
    27,400  Trikon Technologies, Inc.*<F1>                           39,730
                                                                -----------
                                                                    560,496
                                                                -----------
SOFTWARE & SERVICES: 2.7%
     3,100  First Data Corp.                                        117,273
    31,100  Novell, Inc.*<F1>                                       181,935
                                                                -----------
                                                                    299,208
                                                                -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 12.9%
     2,800  Applied Films Corp.*<F1>                                 75,320
    12,600  Digi International, Inc.*<F1>                           147,798
    12,200  Ditech Communications Corp.*<F1>                         87,962
    13,000  Foundry Networks, Inc.*<F1>                             120,120
     8,500  Keithley Instruments, Inc.                              125,205
    22,100  Mobility Electronics, Inc.*<F1>                         194,480
     7,100  Multi-Fineline Electronix, Inc.*<F1>                    115,872
    11,600  Newport Corp.*<F1>                                      162,980
     7,900  OSI Systems, Inc.*<F1>                                  117,710
    11,500  Spectralink Corp.                                       132,480
    13,000  Universal Display Corp.*<F1>                            122,200
                                                                -----------
                                                                  1,402,127
                                                                -----------
TRANSPORTATION: 1.9%
     4,800  Pacer International, Inc.*<F1>                          109,488
     7,100  Southwest Airlines Co.                                  103,305
                                                                -----------
                                                                    212,793
                                                                -----------
TOTAL COMMON STOCKS (cost $7,572,452)                             8,249,320
                                                                -----------

    UNITS                                                         VALUE
    -----                                                         -----
MASTER LIMITED PARTNERSHIP: 2.9%
ENERGY: 2.9%
     7,450  Plains All American Pipeline L.P.
              (cost $83,845)                                        314,614
                                                                -----------

   SHARES                                                         VALUE
   ------                                                         -----
INVESTMENT COMPANY: 2.2%
UTILITIES: 2.2%
     7,800  Utilities Select Sector SPDR Fund
              (cost $148,904)                                       234,234
                                                                -----------
SHORT-TERM INVESTMENT: 19.2%
 2,091,447  Treasury Cash Series II
              (cost $2,091,447)                                   2,091,447
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES: 100.2% (cost $9,896,648)        10,889,615
Liabilities in excess of Other Assets: (0.2)%                      (26,413)
                                                                -----------
NET ASSETS: 100.0%                                              $10,863,202
                                                                -----------
                                                                -----------

*<F1>     Non-income producing security.
#<F2>     U.S. security of foreign company.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Separate certifications for the President and the Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date  July 27, 2005
          ---------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date  July 27, 2005
          ---------------

     By (Signature and Title) /s/ Eric W. Falkeis
                              -------------------
                              Eric W. Falkeis, Treasurer

     Date  July 27, 2005
          ---------------

* Print the name and title of each signing officer under his or her signature.